Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2015
Employee Stock Ownership Plan

Note 17. Employee Stock Ownership Plan

The Company has a noncontributory Employee Stock Ownership Plan (“ESOP”) for the benefit of all eligible employees who have completed twelve months of service and who have attained the age of 21 years. Contributions to the plan are at the discretion of the Company’s Board of Directors. Contributions are allocated proportionately based on the covered compensation of each participant compared to the aggregate covered compensation of all participants for the plan year. Allocations are limited to 25% of eligible participant compensation. Participant accounts are 30% vested after two years, 40% vested after three years with vesting increasing 20% each year thereafter, until 100% vested. The plan had 122,522 allocated shares as of December 31, 2015. Contributions to the plan were $50 thousand and $3 thousand in 2015 and 2014, respectively. There were no dividends on the Company’s stock held by the ESOP in 2015 and 2014. Shares held by the ESOP are considered outstanding for purposes of computing earnings per share.